Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Significant Accounting Policies [Line Items]
Bank overdrafts balance	$ 0	$ 0
Estimated useful lives of investment property depreciated using the straight-line method	20 years
Unused net operating losses	$ 13,756	18,225
Net deferred tax assets	(132)	526	$ 1,601	$ 1,831
Tax benefit amount that would have increased profit and equity if the Company was able to recognize all unrecognized deferred tax assets	3,947	4,846	$ 3,473
Unused tax losses [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Net deferred tax assets	$ 197	$ 619
Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of investment property depreciated using the straight-line method	20 years
Top of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of investment property depreciated using the straight-line method	30 years